CASH FLOWS STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operations
Net income	$ 133,749	$ 101,832	$ 88,136
Adjustments to reconcile net income to net cash from operations:
Depreciation, amortization, and other	38,534	29,433	20,958
Stock-based compensation expense	12,405	11,974	10,734
Net recognized losses (gains) on investments and derivatives	(11,047)	5,329	1,634
Deferred income taxes	14,189	(7,056)	(4,738)
Changes in operating assets and liabilities:
Accounts receivable	(12,737)	(10,581)	(7,191)
Inventories	(461)	309	1,284
Other current assets	(2,627)	(3,044)	(1,648)
Other long-term assets	(3,964)	(2,950)	(6,817)
Accounts payable	5,268	569	3,545
Unearned revenue	9,361	5,438	5,348
Income taxes	(1,875)	(38)	1,687
Other current liabilities	6,847	5,922	4,867
Other long-term liabilities	(4,707)	(975)	749
Net cash from operations	182,935	136,162	118,548
Financing
Proceeds from issuance (repayments) of debt, maturities of 90 days or less, net	0	(5,746)	5,250
Proceeds from issuance of debt	0	0	24,395
Repayments of debt	(3,000)	(3,216)	(29,070)
Common stock issued	2,009	2,056	2,002
Common stock repurchased	(22,271)	(18,420)	(17,254)
Common stock cash dividends paid	(26,445)	(24,082)	(21,771)
Other, net	(2,839)	(2,291)	(1,309)
Net cash used in financing	(52,546)	(51,699)	(37,757)
Investing
Additions to property and equipment	(115,948)	(64,551)	(44,477)
Acquisition of companies, net of cash acquired and divestitures, and purchases of intangible and other assets	(1,743)	(5,978)	(69,132)
Purchases of investments	(58,351)	(29,775)	(17,732)
Maturities of investments	34,605	16,079	24,775
Sales of investments	21,798	9,309	10,894
Other, net	(19,861)	2,317	(1,298)
Net cash used in investing	(139,500)	(72,599)	(96,970)
Effect of foreign exchange rates on cash and cash equivalents	(196)	63	(210)
Net change in cash and cash equivalents	(9,307)	11,927	(16,389)
Cash and cash equivalents, beginning of period	30,242	18,315	34,704
Cash and cash equivalents, end of period	$ 20,935	$ 30,242	$ 18,315